Long-Term Debt (Interest and Fees - Narrative) (Details) - Boyd	12 Months Ended
Dec. 31, 2015
Bank Credit Facility | Federal Funds Rate
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.50%
Bank Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.00%
Revolving Credit Facility, Swing Loan and Term Loan A | LIBOR | Minimum
Line of Credit Facility [Line Items]
Applicable margin	2.00%
Revolving Credit Facility, Swing Loan and Term Loan A | LIBOR | Maximum
Line of Credit Facility [Line Items]
Applicable margin	3.00%
Revolving Credit Facility, Swing Loan and Term Loan A | Base Rate | Minimum
Line of Credit Facility [Line Items]
Applicable margin	1.00%
Revolving Credit Facility, Swing Loan and Term Loan A | Base Rate | Maximum
Line of Credit Facility [Line Items]
Applicable margin	2.00%
Revolving Credit Facility | Bank Credit Facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion of credit facility	0.25%
Revolving Credit Facility | Bank Credit Facility | Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion of credit facility	0.50%
Term Loan B | Base Rate
Line of Credit Facility [Line Items]
Applicable margin	2.00%
Term Loan B | Eurodollar | Minimum
Line of Credit Facility [Line Items]
Applicable margin	1.00%
Term Loan B | Eurodollar | Maximum
Line of Credit Facility [Line Items]
Applicable margin	3.00%